GENERAL AND SIGNIFICANT ACCOUNTING POLICIES (Narrative) (Details) ₪ in Thousands, $ in Thousands		1 Months Ended																													12 Months Ended
	Jan. 02, 2019 ILS (₪)	Oct. 31, 2020 USD ($)	Oct. 31, 2020 ILS (₪)	May 31, 2020 USD ($)	May 31, 2020 ILS (₪)	Apr. 20, 2020 USD ($)	Apr. 20, 2020 ILS (₪)	Oct. 31, 2019 USD ($)	Oct. 30, 2019 ILS (₪)	Sep. 26, 2019 ILS (₪)	Mar. 31, 2019 USD ($)	Mar. 31, 2019 ILS (₪)	Feb. 28, 2019 USD ($)	Jan. 31, 2019 USD ($)	Jan. 31, 2019 ILS (₪)	Jan. 31, 2019	Aug. 31, 2018 USD ($)	Aug. 31, 2018 ILS (₪)	Jul. 31, 2018 USD ($)	Jul. 31, 2018 ILS (₪)	Mar. 31, 2018 USD ($)	Mar. 31, 2018 ILS (₪)	Nov. 30, 2017 USD ($)	Nov. 30, 2017 ILS (₪)	Jul. 30, 2017 USD ($)	Jul. 30, 2017 ILS (₪)	Jun. 30, 2017 USD ($)	Jun. 30, 2017 ILS (₪)	Dec. 31, 2016 USD ($)	Apr. 30, 2014 USD ($)	Dec. 31, 2019 USD ($)	Dec. 31, 2019 ILS (₪)	Dec. 31, 2018 USD ($)	Dec. 31, 2017 USD ($)	Mar. 31, 2020 USD ($)	Oct. 01, 2018 USD ($)
Stock based compensation																															$ 141		$ 56
Deferred revenue decrease																																	29
Advance revenues recognized																															1,093
Increase in recognized revenues																															1,064
Deferred revenues																																	0
Proceeds from related party debt																															121		113
Working capital deficit																															1,300
Accumulated deficit																															(19,720)		(21,513)
Net income loss																															1,793		(2,607)	(3,775)
Percentage of shareholders in rights offering of cash investment											69.60%	69.60%
Cash investment											$ 3,400
Right-of-use leased assets																															2,490
Lease liability																															2,477
Cash and cash equivalents																													$ 1,234		1,628		$ 992	$ 887
Kubatronik [Member]
Contingent consideration parent company in net profit for 2017, percentage																													20.00%
Contingent consideration parent company in net profit for 2018 and 2019, percentage																													10.00%
Discount on sale, percentage																													10.00%
Commission on sales, percentage																													10.00%
Loss recognized on sale of shares back to seller																													$ 271
Creditor Bank One [Member]
Minimum shareholder's equity to be maintained under debt covenants																														$ 4,500
Ratio of shareholders' equity to total assets required to be maintained under debt covenants																														17.00%
Debt service ratio required to be maintained under debt covenants																														1.5
Minimum [Member]
Adjusted shareholders equity																															2,500
Subsequent Event [Member]
Cash and cash equivalents																																			$ 2,200
Nistec [Member]
Proceeds from related party debt													$ 2,500	$ 3,500					$ 290		$ 1,200						$ 1,400
Proceeds from line of credit								$ 1,700						580			$ 2,000
Adjusted shareholders equity																																				$ 2,500
Remaining loan amount																															$ 2,800
Investment amount											2,500
Nistec [Member] | First Half of the Loans [Member]
Interest rate										Prime + 1%
Nistec [Member] | Second Half of the Loans [Member]
Interest rate	Prime + 1.75
Nistec [Member] | Late Fees [Member]
Interest rate																Prime + 3%
Nistec [Member] | Subsequent Event [Member]
Repayment of loan				$ 580		$ 2,800
Remaining loan amount		$ 2,900
Nistec [Member] | Bank HaPoalim [Member]
Proceeds from related party debt											290
Proceeds from line of credit														620											$ 1,300
Period of line of credit																									1 year	1 year
Nistec [Member] | Bank HaPoalim [Member] | Subsequent Event [Member]
Proceeds from line of credit						$ 1,300
Nistec [Member] | Mizrahi-Tefahot Bank [Member]
Proceeds from related party debt											870												$ 840
Nistec [Member] | Bank Leumi [Member]
Proceeds from related party debt											$ 580
Proceeds from line of credit														$ 580
Nistec [Member] | NIS [Member]
Proceeds from related party debt | ₪															₪ 12,000					₪ 1,000		₪ 4,000						₪ 5,000
Proceeds from line of credit | ₪									₪ 6,000						2,000			₪ 7,000
Remaining loan amount | ₪																																₪ 10,000
Nistec [Member] | NIS [Member] | First Half of the Loans [Member]
Aggregate principal loan amount | ₪										₪ 5,000
Nistec [Member] | NIS [Member] | Second Half of the Loans [Member]
Aggregate principal loan amount | ₪	₪ 5,000
Nistec [Member] | NIS [Member] | Subsequent Event [Member]
Repayment of loan | ₪					₪ 2,000		₪ 10,000
Remaining loan amount | ₪			₪ 10,000
Nistec [Member] | NIS [Member] | Bank HaPoalim [Member]
Proceeds from related party debt | ₪												₪ 1,000
Proceeds from line of credit | ₪															2,250											₪ 4,500
Nistec [Member] | NIS [Member] | Bank HaPoalim [Member] | Subsequent Event [Member]
Proceeds from line of credit | ₪							₪ 4,500
Nistec [Member] | NIS [Member] | Mizrahi-Tefahot Bank [Member]
Proceeds from related party debt | ₪												3,000												₪ 3,000
Nistec [Member] | NIS [Member] | Bank Leumi [Member]
Proceeds from related party debt | ₪												₪ 2,000
Proceeds from line of credit | ₪															₪ 2,000